Note 19 - Income Tax - Non-capital Losses (Details) - Canada [member] - CAD ($)	Nov. 30, 2020	Nov. 30, 2019
Statement Line Items [Line Items]
Non-capital losses	$ 26,295,000	$ 21,358,000
Expire at year 2029 [member]
Statement Line Items [Line Items]
Non-capital losses	2,000	2,000
Expire at year 2030 [member]
Statement Line Items [Line Items]
Non-capital losses	320,000	320,000
Expire at year 2031 [member]
Statement Line Items [Line Items]
Non-capital losses	1,077,000	1,077,000
Expire at year 2032 [member]
Statement Line Items [Line Items]
Non-capital losses	1,979,000	1,979,000
Expire at year 2033 [member]
Statement Line Items [Line Items]
Non-capital losses	2,099,000	2,099,000
Expire at year 2034 [member]
Statement Line Items [Line Items]
Non-capital losses	2,563,000	2,564,000
Expire at year 2035 [member]
Statement Line Items [Line Items]
Non-capital losses	1,459,000	1,459,000
Expire at year 2036 [member]
Statement Line Items [Line Items]
Non-capital losses	4,078,000	4,105,000
Expire at year 2037 [member]
Statement Line Items [Line Items]
Non-capital losses	3,230,000	3,291,000
Expire at year 2038[member]
Statement Line Items [Line Items]
Non-capital losses	2,372,000	2,338,000
Expire at year 2039 [member]
Statement Line Items [Line Items]
Non-capital losses	1,891,000	2,124,000
Expire at year 2040 [member]
Statement Line Items [Line Items]
Non-capital losses	$ 5,225,000